Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Deferred Tax Assets And Liabilities Abstract
State taxes - prior year	$ 4	$ 4
Intangible assets	4,785	5,380
Fixed assets	2	0
Allowance for credit losses	1,064	6,169
Capitalization of research and development Under Sec 174	2,012	1,121
Inventory reserve	24	0
Contingent liability	0	130
Stock compensation (RSA)	111	0
Lease liability	962	270
Accrued expenses	73	0
Other	70	0
Net operating loss carryover	26,689	12,489
Total deferred tax assets	35,796	25,563
Fixed assets	0	(5)
Goodwill Tier 1	(161)	(104)
Intangible assets	(13)	(78)
Right of use assets	(987)	(250)
Total deferred tax liabilities	(1,161)	(437)
Net deferred tax assets, non-current prior to valuation allowance	34,635	25,126
Valuation allowance	(34,579)	(25,204)
Total net deferred taxes	$ 56	$ (78)